FI - Quantitative information about level 3 liabilities at fair value (Details 15) SFr in Millions	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2021 CHF (SFr)
Liabilities
Due to banks	SFr 490	SFr 477
Customer deposits	2,464	3,700
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	14,042	13,213
Obligation to return securities received as collateral	2,978	15,017
Trading liabilities	18,338	27,535
Short-term borrowings	6,783	10,690
Long-term debt	58,721	68,722
Other liabilities	2,300	2,592
Recurring basis
Liabilities
Due to banks	490	477
Customer deposits	2,464	3,700
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	14,042	13,213
Obligation to return securities received as collateral	2,978	15,017
Trading liabilities	18,338	27,535
Short-term borrowings	6,783	10,690
Long-term debt	58,721	68,722
Other liabilities	2,300	2,592
Total liabilities at fair value	106,116	141,946
Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	11,136	12,500
Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	27,716	30,486
Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	4,689	5,077
Recurring basis | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	7,528	10,702
Recurring basis | Debt securities
Liabilities
Trading liabilities	5,462	7,677
Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	3,422	3,635
Recurring basis | Debt securities | Corporate debt securities
Liabilities
Trading liabilities	2,011	3,955
Recurring basis | Equity securities
Liabilities
Trading liabilities	3,706	9,012
Recurring basis | Short positions
Liabilities
Trading liabilities	9,168	16,689
Recurring basis | Derivative instruments
Liabilities
Trading liabilities	8,945	10,604
Recurring basis | Other
Liabilities
Trading liabilities	225	242
Recurring basis | Level 3
Liabilities
Due to banks	0	0
Customer deposits	252	394
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	0	14
Trading liabilities	1,881	2,809
Short-term borrowings	453	1,032
Long-term debt	6,707	9,676
Other liabilities	203	518
Total liabilities at fair value	9,496	14,443
Recurring basis | Level 3 | Option model
Liabilities
Short-term borrowings	SFr 338	SFr 905
Recurring basis | Level 3 | Option model | Measurement Input, Buyback probability [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	50	50
Recurring basis | Level 3 | Option model | Measurement Input, Buyback probability [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	100	100
Recurring basis | Level 3 | Option model | Measurement Input, Buyback probability [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	76	72
Recurring basis | Level 3 | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	(50)	(50)
Recurring basis | Level 3 | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	100	100
Recurring basis | Level 3 | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	75	70
Recurring basis | Level 3 | Option model | Measurement Input, Fund gap risk [Member] | Minimum
Liabilities
Short-term borrowings, measurement input		0
Recurring basis | Level 3 | Option model | Measurement Input, Fund gap risk [Member] | Maximum
Liabilities
Short-term borrowings, measurement input		3
Recurring basis | Level 3 | Option model | Measurement Input, Fund gap risk [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input		1
Recurring basis | Level 3 | Option model | Measurement Input, Gap risk [Member] | Minimum
Liabilities
Short-term borrowings, measurement input		0
Recurring basis | Level 3 | Option model | Measurement Input, Gap risk [Member] | Maximum
Liabilities
Short-term borrowings, measurement input		3
Recurring basis | Level 3 | Option model | Measurement Input, Gap risk [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input		1
Recurring basis | Level 3 | Option model | Measurement Input, Volatility [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	5	0
Recurring basis | Level 3 | Option model | Measurement Input, Volatility [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	148	163
Recurring basis | Level 3 | Option model | Measurement Input, Volatility [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	27	16
Recurring basis | Level 3 | Option model | Measurement Input, Unadjusted NAV [Member] | Minimum
Liabilities
Short-term borrowings, measurement input		101
Recurring basis | Level 3 | Option model | Measurement Input, Unadjusted NAV [Member] | Maximum
Liabilities
Short-term borrowings, measurement input		440
Recurring basis | Level 3 | Option model | Measurement Input, Unadjusted NAV [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input		358
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member]
Liabilities
Short-term borrowings	SFr 8	SFr 24
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	142	0
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	276	181
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	267	51
Recurring basis | Level 3 | Price
Liabilities
Short-term borrowings	SFr 94	SFr 73
Recurring basis | Level 3 | Price | Measurement Input, Price Volatility [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	1,296
Recurring basis | Level 3 | Price | Measurement Input, Price Volatility [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	1,296
Recurring basis | Level 3 | Price | Measurement Input, Price Volatility [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	1,296
Recurring basis | Level 3 | Price | Measurement Input, Price in percent [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	20	34
Recurring basis | Level 3 | Price | Measurement Input, Price in percent [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	20	120
Recurring basis | Level 3 | Price | Measurement Input, Price in percent [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	20	94
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	SFr 439	SFr 1,464
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Buyback probability [Member] | Minimum
Liabilities
Long-term debt, measurement input		50
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Buyback probability [Member] | Maximum
Liabilities
Long-term debt, measurement input		100
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Buyback probability [Member] | Weighted average
Liabilities
Long-term debt, measurement input		72
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Long-term debt, measurement input		(50)
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Long-term debt, measurement input		100
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Long-term debt, measurement input		69
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Fund gap risk [Member] | Minimum
Liabilities
Long-term debt, measurement input		0
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Fund gap risk [Member] | Maximum
Liabilities
Long-term debt, measurement input		3
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Fund gap risk [Member] | Weighted average
Liabilities
Long-term debt, measurement input		1
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Gap risk [Member] | Minimum
Liabilities
Long-term debt, measurement input		0
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Gap risk [Member] | Maximum
Liabilities
Long-term debt, measurement input		3
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Gap risk [Member] | Weighted average
Liabilities
Long-term debt, measurement input		1
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Volatility [Member] | Minimum
Liabilities
Long-term debt, measurement input		0
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Volatility [Member] | Maximum
Liabilities
Long-term debt, measurement input		163
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Volatility [Member] | Weighted average
Liabilities
Long-term debt, measurement input		16
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Unadjusted NAV [Member] | Minimum
Liabilities
Long-term debt, measurement input		101
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Unadjusted NAV [Member] | Maximum
Liabilities
Long-term debt, measurement input		440
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Unadjusted NAV [Member] | Weighted average
Liabilities
Long-term debt, measurement input		358
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	4,307	SFr 6,318
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model
Liabilities
Long-term debt	SFr 3,793	SFr 5,813
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Buyback probability [Member] | Minimum
Liabilities
Long-term debt, measurement input	50	50
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Buyback probability [Member] | Maximum
Liabilities
Long-term debt, measurement input	100	100
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Buyback probability [Member] | Weighted average
Liabilities
Long-term debt, measurement input	76	72
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Long-term debt, measurement input	27	3
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Long-term debt, measurement input	358	92
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Long-term debt, measurement input	326	75
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Long-term debt, measurement input	(50)	(50)
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Long-term debt, measurement input	100	100
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Long-term debt, measurement input	75	75
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Fund gap risk [Member] | Minimum
Liabilities
Long-term debt, measurement input	0	0
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Fund gap risk [Member] | Maximum
Liabilities
Long-term debt, measurement input	2	3
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Fund gap risk [Member] | Weighted average
Liabilities
Long-term debt, measurement input	0	1
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Mean reversion [Member] | Minimum
Liabilities
Long-term debt, measurement input	25
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Mean reversion [Member] | Maximum
Liabilities
Long-term debt, measurement input	25
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Mean reversion [Member] | Weighted average
Liabilities
Long-term debt, measurement input	25
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Volatility [Member] | Minimum
Liabilities
Long-term debt, measurement input	0	0
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Volatility [Member] | Maximum
Liabilities
Long-term debt, measurement input	148	163
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Volatility [Member] | Weighted average
Liabilities
Long-term debt, measurement input	27	19
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Unadjusted NAV [Member] | Minimum
Liabilities
Long-term debt, measurement input	389	101
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Unadjusted NAV [Member] | Maximum
Liabilities
Long-term debt, measurement input	416	440
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Unadjusted NAV [Member] | Weighted average
Liabilities
Long-term debt, measurement input	412	358
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member]
Liabilities
Long-term debt	SFr 508	SFr 474
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Long-term debt, measurement input	10	8
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Long-term debt, measurement input	430	702
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Long-term debt, measurement input	142	72
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Price
Liabilities
Long-term debt	SFr 6	SFr 9
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Price | Measurement Input, Price in percent [Member] | Minimum
Liabilities
Long-term debt, measurement input	17	26
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Price | Measurement Input, Price in percent [Member] | Maximum
Liabilities
Long-term debt, measurement input	17	26
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Price | Measurement Input, Price in percent [Member] | Weighted average
Liabilities
Long-term debt, measurement input	17	26
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	SFr 1,728	SFr 1,854
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Option model
Liabilities
Long-term debt	SFr 358	SFr 382
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Option model | Measurement Input, Buyback probability [Member] | Minimum
Liabilities
Long-term debt, measurement input	50	50
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Option model | Measurement Input, Buyback probability [Member] | Maximum
Liabilities
Long-term debt, measurement input	100	100
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Option model | Measurement Input, Buyback probability [Member] | Weighted average
Liabilities
Long-term debt, measurement input	76	72
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Option model | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Long-term debt, measurement input	50
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Option model | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Long-term debt, measurement input	770
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Option model | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Long-term debt, measurement input	317
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Long-term debt, measurement input		16
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Long-term debt, measurement input		30
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Long-term debt, measurement input		24
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Option model | Measurement Input, Price Volatility [Member] | Minimum
Liabilities
Long-term debt, measurement input	8	9
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Option model | Measurement Input, Price Volatility [Member] | Maximum
Liabilities
Long-term debt, measurement input	8	9
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Option model | Measurement Input, Price Volatility [Member] | Weighted average
Liabilities
Long-term debt, measurement input	8	9
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Price
Liabilities
Long-term debt	SFr 1,370	SFr 1,472
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Price | Measurement Input, Price Volatility [Member] | Minimum
Liabilities
Long-term debt, measurement input	8	9
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Price | Measurement Input, Price Volatility [Member] | Maximum
Liabilities
Long-term debt, measurement input	8	35
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Price | Measurement Input, Price Volatility [Member] | Weighted average
Liabilities
Long-term debt, measurement input	8	9
Recurring basis | Level 3 | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	SFr 0	SFr 0
Recurring basis | Level 3 | Debt securities
Liabilities
Trading liabilities	1	3
Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	0	0
Recurring basis | Level 3 | Debt securities | Corporate debt securities
Liabilities
Trading liabilities	1	3
Recurring basis | Level 3 | Equity securities
Liabilities
Trading liabilities	15	22
Recurring basis | Level 3 | Short positions
Liabilities
Trading liabilities	16	25
Recurring basis | Level 3 | Derivative instruments
Liabilities
Trading liabilities	1,640	2,542
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	118	26
Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	1	57
Recurring basis | Level 3 | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	242
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Option model
Liabilities
Trading liabilities	SFr 10
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Option model | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Trading liabilities, measurement input	47
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Option model | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Trading liabilities, measurement input	1,528
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Option model | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	194
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member]
Liabilities
Trading liabilities	SFr 162
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Trading liabilities, measurement input	3
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Trading liabilities, measurement input	2,149
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	341
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Minimum
Liabilities
Trading liabilities, measurement input	6
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Maximum
Liabilities
Trading liabilities, measurement input	17
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	11
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Minimum
Liabilities
Trading liabilities, measurement input	10
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Maximum
Liabilities
Trading liabilities, measurement input	100
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	69
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Price
Liabilities
Trading liabilities	SFr 3
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Price | Measurement Input, Price in percent [Member] | Minimum
Liabilities
Trading liabilities, measurement input	74
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Price | Measurement Input, Price in percent [Member] | Maximum
Liabilities
Trading liabilities, measurement input	102
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Price | Measurement Input, Price in percent [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	101
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Market comparable
Liabilities
Trading liabilities	SFr 9
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Market comparable | Measurement Input, Price in percent [Member] | Minimum
Liabilities
Trading liabilities, measurement input	71
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Market comparable | Measurement Input, Price in percent [Member] | Maximum
Liabilities
Trading liabilities, measurement input	101
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Market comparable | Measurement Input, Price in percent [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	86
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	SFr 1,083	1,787
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model
Liabilities
Trading liabilities	SFr 1,040	SFr 1,696
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Buyback probability [Member] | Minimum
Liabilities
Trading liabilities, measurement input		50
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Buyback probability [Member] | Maximum
Liabilities
Trading liabilities, measurement input		100
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Buyback probability [Member] | Weighted average
Liabilities
Trading liabilities, measurement input		72
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Trading liabilities, measurement input	(50)	(50)
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Trading liabilities, measurement input	100	100
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	71	67
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Fund gap risk [Member] | Minimum
Liabilities
Trading liabilities, measurement input	0
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Fund gap risk [Member] | Maximum
Liabilities
Trading liabilities, measurement input	2
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Fund gap risk [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	0
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Volatility [Member] | Minimum
Liabilities
Trading liabilities, measurement input	5	(1)
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Volatility [Member] | Maximum
Liabilities
Trading liabilities, measurement input	148	163
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Volatility [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	29	17
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Unadjusted NAV [Member] | Minimum
Liabilities
Trading liabilities, measurement input		101
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Unadjusted NAV [Member] | Maximum
Liabilities
Trading liabilities, measurement input		440
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Unadjusted NAV [Member] | Weighted average
Liabilities
Trading liabilities, measurement input		358
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Dividend yield [Member] | Minimum
Liabilities
Trading liabilities, measurement input	0	0
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Dividend yield [Member] | Maximum
Liabilities
Trading liabilities, measurement input	13	7
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Dividend yield [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	5	4
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Price
Liabilities
Trading liabilities	SFr 31	SFr 63
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Price | Measurement Input, Price Volatility [Member] | Minimum
Liabilities
Trading liabilities, measurement input	0	0
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Price | Measurement Input, Price Volatility [Member] | Maximum
Liabilities
Trading liabilities, measurement input	1,197	849
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Price | Measurement Input, Price Volatility [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	34	2
Recurring basis | Level 3 | Derivative instruments | Other derivatives
Liabilities
Trading liabilities	SFr 196
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Minimum
Liabilities
Trading liabilities, measurement input	2
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Maximum
Liabilities
Trading liabilities, measurement input	18
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	6
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, UK Mortality Rate [Member] | Minimum
Liabilities
Trading liabilities, measurement input	74
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, UK Mortality Rate [Member] | Maximum
Liabilities
Trading liabilities, measurement input	103
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, UK Mortality Rate [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	97
Recurring basis | Level 3 | Other
Liabilities
Trading liabilities	SFr 225	SFr 242
Nonrecurring basis
Liabilities
Other liabilities	23	21
Other liabilities of which commitments held-for-sale	23	21
Total liabilities at fair value	23	21
Nonrecurring basis | Level 3
Liabilities
Other liabilities	21	21
Other liabilities of which commitments held-for-sale	21	21
Total liabilities at fair value	SFr 21	SFr 21
Nonrecurring basis | Level 3 | Market comparable | Measurement Input, Price in percent [Member] | Minimum
Liabilities
Other Liabilities, commitments held-for-sale, measurement input	87	80
Nonrecurring basis | Level 3 | Market comparable | Measurement Input, Price in percent [Member] | Maximum
Liabilities
Other Liabilities, commitments held-for-sale, measurement input	96	97
Nonrecurring basis | Level 3 | Market comparable | Measurement Input, Price in percent [Member] | Weighted average
Liabilities
Other Liabilities, commitments held-for-sale, measurement input	90	83
Bank
Liabilities
Due to banks	SFr 490	SFr 477
Customer deposits	2,464	3,700
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	14,133	13,307
Obligation to return securities received as collateral	2,978	15,017
Trading liabilities	18,337	27,539
Short-term borrowings	6,783	10,690
Long-term debt	57,919	67,788
Other liabilities	2,286	2,568
Bank | Recurring basis
Liabilities
Due to banks	490	477
Customer deposits	2,464	3,700
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	14,133	13,307
Obligation to return securities received as collateral	2,978	15,017
Trading liabilities	18,337	27,539
Short-term borrowings	6,783	10,690
Long-term debt	57,919	67,788
Other liabilities	2,286	2,568
Total liabilities at fair value	105,390	141,086
Bank | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	11,136	12,500
Bank | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	27,716	30,486
Bank | Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	4,689	5,077
Bank | Recurring basis | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	7,512	10,708
Bank | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt		7,133
Bank | Recurring basis | Debt securities
Liabilities
Trading liabilities	5,461	7,677
Bank | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	3,422	3,635
Bank | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Trading liabilities	2,011	3,955
Bank | Recurring basis | Equity securities
Liabilities
Trading liabilities	3,706	9,016
Bank | Recurring basis | Short positions
Liabilities
Trading liabilities	9,167	16,693
Bank | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	8,945	10,604
Bank | Recurring basis | Other
Liabilities
Trading liabilities	225	242
Bank | Recurring basis | Level 3
Liabilities
Due to banks	0	0
Customer deposits	252	394
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	0	14
Trading liabilities	1,881	2,809
Short-term borrowings	453	1,032
Long-term debt	6,734	9,676
Other liabilities	203	517
Total liabilities at fair value	9,523	14,442
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	439	1,464
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	4,307	6,318
Bank | Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	1,728	1,854
Bank | Recurring basis | Level 3 | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	28	0
Bank | Recurring basis | Level 3 | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt		0
Bank | Recurring basis | Level 3 | Debt securities
Liabilities
Trading liabilities	1	3
Bank | Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	0	0
Bank | Recurring basis | Level 3 | Debt securities | Corporate debt securities
Liabilities
Trading liabilities	1	3
Bank | Recurring basis | Level 3 | Equity securities
Liabilities
Trading liabilities	15	22
Bank | Recurring basis | Level 3 | Short positions
Liabilities
Trading liabilities	16	25
Bank | Recurring basis | Level 3 | Derivative instruments
Liabilities
Trading liabilities	1,640	2,542
Bank | Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	118	26
Bank | Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	1	57
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	242
Bank | Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	1,083	1,787
Bank | Recurring basis | Level 3 | Derivative instruments | Other derivatives
Liabilities
Trading liabilities	196
Bank | Recurring basis | Level 3 | Other
Liabilities
Trading liabilities	225	242
Bank | Nonrecurring basis
Liabilities
Other liabilities	23	21
Other liabilities of which commitments held-for-sale	23	21
Total liabilities at fair value	23	21
Bank | Nonrecurring basis | Level 3
Liabilities
Other liabilities	21	21
Other liabilities of which commitments held-for-sale	21	21
Total liabilities at fair value	SFr 21	SFr 21